EMPLOYEE BENEFITS OBLIGATIONS (Details) $ in Millions	12 Months Ended
	Mar. 31, 2018 CAD ($) funded_defined_benefit_pension_plan	Mar. 31, 2017 CAD ($)	Mar. 31, 2016 CAD ($)
Disclosure of defined benefit plans [line items]
Number Of Registered Funded Defined Benefit Pension Plans | funded_defined_benefit_pension_plan	3
Number Of Registered Funded Defined Benefit Pension Plans For Employees | funded_defined_benefit_pension_plan	2
Number Of Registered Funded Defined Benefit Pension Plans For Designated Executives | funded_defined_benefit_pension_plan	1
Net defined benefit liability (asset)	$ 200.6	$ 157.7
Letters of credit outstanding, amount	60.3	59.1
Post-employment benefits – defined benefit plans	31.1	30.8
Finance expense	4.9	5.2
Finance costs, capitalized	$ 1.3	1.1
Weighted average duration of defined benefit obligation, period	19 years 1 month 24 days
Percentage of reasonably possible increase in actuarial assumption	0.25%
Cost of sales
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans	$ 15.6	12.5
Research and development expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans	5.9	4.9
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans	4.7	8.2
Present value of defined benefit obligation | Unfunded
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ 85.8	$ 79.1	$ 76.6